CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 106,000	$ 106,328	$ 120,794
Cost of revenues	(99,084)	(99,878)	(113,559)
Gross profit	6,916	6,450	7,235
Operating expenses:
Selling and distribution expenses	(1,647)	(1,873)	(1,761)
General and administrative expenses	(6,308)	(4,285)	(5,339)
Total operating expenses	(7,955)	(6,158)	(7,100)
Income (loss) from operations	(1,039)	292	135
Other income (expenses):
Interest expense, net	(775)	(1,570)	(1,508)
Other income	6,003	7,205	8,790
Other expense	(4,472)	(4,574)	(5,613)
Total other income, net	756	1,061	1,669
Income (loss) before tax expense	(283)	1,353	1,804
Income tax expense	(290)	(297)	(211)
Net income (loss)	(573)	1,056	1,593
Other comprehensive income (loss)
Foreign currency translation loss, net of taxes	(1,613)	(2,633)	(9,017)
Total comprehensive loss	(2,186)	(1,577)	(7,424)
Profit attributable to:
- Equity holders of the Company	(626)	991	1,533
- Non-controlling interests	53	65	60
Net (loss) income attributable to Company	(573)	1,056	1,593
Total comprehensive income / (loss) attributable to:
- Equity holders of the Companys	(2,238)	(1,640)	(7,484)
- Non-controlling interestss	52	63	60
Comprehensive income (loss) attributable to Company	$ (2,186)	$ (1,577)	$ (7,424)
Earnings per share
Basic and diluted	$ (0.03)	$ 0.06	$ 0.09
Weighted average number of ordinary shares used in computing earnings per share
Basic and diluted	17,205,438	17,205,438	17,205,438